Summary of Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Right-of-use assets		$ 226
Lease liabilities		232
Retained earnings	$ (105,091)	$ (137,988)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	600
Lease liabilities	600
Retained earnings	$ 0